      As filed with the Securities and Exchange Commission on May 30, 2006

                                        Securities Act registration no. 33-19228
                                        Investment Company Act file no. 811-5443

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 43 [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 46 [X]

                            CALAMOS INVESTMENT TRUST
                                  (Registrant)

                               2020 Calamos Court
                           Naperville, Illinois 60563

                        Telephone number: (630) 245-7200

James S. Hamman, Jr., Secretary               Cameron S. Avery
Calamos Advisors LLC                          Bell, Boyd & Lloyd LLC
2020 Calamos Court                            70 West Madison Street, Suite 3100
Naperville, Illinois 60563                    Chicago, Illinois 60602-4207

                              (Agents for service)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of rule 485

[ ]  on _____________ pursuant to paragraph (b) of rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of rule 485

[X]  on June 30, 2006 pursuant to paragraph (a)(1) of rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]  on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                Explanatory Note

The prospectus, prospectus supplement and statement of additional information
(SAI) for this Post-Effective Amendment No. 43 to the Registration Statement are identical to those filed in Post-Effective Amendment No. 42, and the prospectus, prospectus supplement and SAI are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 42.

                            PART C. OTHER INFORMATION

ITEM 23.                                 EXHIBITS.
--------                                 ---------
(a)(1)     Second Amended and Restated Agreement and Declaration of Trust, dated
           October 3, 2001 (incorporated by reference to Exhibit (a) to
           Post-effective Amendment No. 25 to Registrant's Registration
           Statement on Form N-1A, filed on November 13, 2001).

(a)(2)     Amendment No. 1, dated August 23, 2002, to the Second Amended and
           Restated Agreement and Declaration of Trust dated October 3, 2001
           (incorporated by reference to Exhibit (a)(2) to Post-effective
           Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).

(a)(3)     Amendment No. 2, dated January 28, 2003, to the Second Amended and
           Restated Agreement and Declaration of Trust dated October 3, 2001
           (incorporated by reference to Exhibit (a)(3) to Post-effective
           Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).

(a)(4)     Amendment No. 3, dated September 24, 2003, to the Second Amended and
           Restated Agreement and Declaration of Trust dated October 3, 2001
           (incorporated by reference to Exhibit (a)(4) to Post-effective
           Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).

(a)(5)     Amendment No. 4, dated March 8, 2005, to the Second Amended and
           Restated Declaration of Trust dated October 30, 2001 (incorporated by reference to Exhibit (a)(5) to Post-effective Amendment No. 38 to
           Registrant's Registration Statement on Form N-1A, filed on March 15,
           2005).

(a)(6)     Amendment No. 5, dated December 31, 2005, to the Second Amended and
           Restated Declaration of Trust dated October 30, 2001 (incorporated by reference to Exhibit (a)(6) to Post-effective Amendment No. 42 to
           Registrant's Registration Statement on Form N-1A, filed on March 17,
           2006).

(a)(7)     Amendment No. 6, dated February 27, 2006, to the Second Amended and
           Restated Declaration of Trust dated October 30, 2001 (incorporated by reference to Exhibit (a)(7) to Post-effective Amendment No. 42 to
           Registrant's Registration Statement on Form N-1A, filed on March 17,
           2006).

(b) Bylaws, as amended through December 16, 2005 (incorporated by reference to Exhibit (b) to Post-effective Amendment No. 42 to
           Registrant's Registration Statement on Form N-1A, filed on March 17,
           2006).

(c)        See Articles IV and V of Exhibit (a), above.

(d)(1)     Management Agreement with Calamos Advisors LLC, dated December 13,
           2004 (incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 41 to Registrant's Registration
           Statement on Form N-1A, filed July 28, 2005).

(d)(2)     Form of Notification to Calamos Asset Management, Inc. regarding
           Establishment of Calamos Value Fund (formerly known as the Calamos
           Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to
           Post-effective Amendment No. 27 to Registrant's Registration
           Statement on Form N-1A, filed on December 18, 2001).

(d)(3)     Form of Notification to Calamos Asset Management, Inc. regarding
           Establishment of Calamos Blue Chip Fund (incorporated by reference to
           Exhibit (d)(3) to Post-effective Amendment No. 34 to Registrant's
           Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(4)     Letter Agreement with Calamos Advisors LLC, dated June 30, 2005
           (incorporated herein by reference to Exhibit (d)(6) to Post-Effective
           Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed July 28, 2005).

(d)(5) Organizational Expenses Agreement, dated September 24, 2003, relating to Blue Chip Fund (incorporated by reference to Exhibit (d)(5) to
           Post-effective Amendment No. 34 to Registrant's Registration
           Statement on Form N-1A, filed on November 28, 2003).

(d)(6) Organizational Expenses Agreement, dated December 13, 2004, relating to International Growth Fund (incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 41 to Registrant's
           Registration Statement on Form N-1A, filed July 28, 2005).

(e)(1)     Amended and Restated Distribution Agreement with Calamos Financial
           Services LLC, dated December 13, 2004 (incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 41 to
           Registrant's Registration Statement on Form N-1A, filed July 28,
           2005).

(e)(2) Selling Group Agreement, revised September 2000 (incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to
           Registrant's Registration Statement on Form N-1A, filed on July 31,
           2001).

(f)        None.

(g)(1)     Custody Agreement with Bank of New York, dated November 15, 2000
           (incorporated herein by reference to Exhibit (g)(1) to Post-Effective
           Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(g)(2)     Amendment, dated December 13, 2004, to Custody Agreement, dated
           November 15, 2000 (incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 41 to Registrant's Registration
           Statement on Form N-1A, filed July 28, 2005).

(g)(3)     Foreign Custody Manager Agreement with Bank of New York, dated
           November 15, 2000 (incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 24 to Registrant's Registration
           Statement on Form N-1A, filed on July 31, 2001).

(h)(1)     Fund Accounting Servicing Agreement with Firstar Mutual Fund
           Services, LLC, dated September 1, 2000 (incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 24 to
           Registrant's Registration Statement on Form N-1A, filed on July 31,
           2001).

(h)(2)     Amendment, dated January 1, 2002, to the Fund Accounting Servicing
           Agreement with Firstar Mutual Fund Services, LLC, dated September 1,
           2000 (incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 29 to Registrant's Registration
           Statement on Form N-1A, filed on May 31, 2002).

(h)(3)     Amendment, dated December 13, 2004, to the Fund Accounting Servicing
           Agreement with U.S. Bancorp Fund Services, LLC (f/k/a/ Firstar Mutual
           Fund Services, LLC), dated September 1, 2000 (incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 41 to
           Registrant's Registration Statement on Form N-1A, filed July 28, 2005).

(h)(4)     Transfer Agent Servicing Agreement with Firstar Mutual Fund Services,
           LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 24 to Registrant's
           Registration Statement on Form N-1A filed on July 31, 2001).

(h)(5)     Amendment, dated January 1, 2002, to the Transfer Agent Servicing
           Agreement with Firstar Mutual Fund Services, LLC, dated September 11,
           2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 29 to Registrant's Registration
           Statement on Form N-1A, filed on May 31, 2002).

(h)(6)     Amendment, dated January 1, 2002, to the Transfer Agent Servicing
           Agreement with Firstar Mutual Fund Services, LLC, dated September 11,
           2000 (incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 29 to Registrant's Registration
           Statement on Form N-1A, filed on May 31, 2002).

(h)(7)     Amendment, dated March 1, 2002, to the Transfer Agent Servicing
           Agreement with Firstar Mutual Fund Services, LLC, dated September 11,
           2000 (incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 29 to Registrant's Registration
           Statement on Form N-1A, filed on May 31, 2002).

(h)(8)     Amendment, dated December 13, 2004, to the Transfer Agent Servicing
           Agreement with U.S. Bancorp Fund Services, LLC (f/k/a Firstar Mutual
           Fund Services, LLC), dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 41 to
           Registrant's Registration Statement on Form N-1A, filed July 28,
           2005).

(h)(9) Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit
           (h)(3) to Post-Effective Amendment No. 24 to Registrant's
           Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(10)    Administration Servicing Agreement with Firstar Mutual Fund Services,
           LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant's
           Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(11) Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to
           Registrant's Registration Statement on Form N-1A, filed on June 24,
           1997).

(h)(12)    Financial Accounting Services Agreement with Calamos Asset
           Management, Inc., dated March 30, 2004 (incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 35 to
           Registrant's Registration Statement on Form N-1A, filed on June 4,
           2004).

(h)(13)    Amended and Restated Financial Accounting Services Agreement with
           Calamos Advisors LLC, dated December 13, 2004 (incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 41 to
           Registrant's Registration Statement on Form N-1A, filed July 28,
           2005).

(i)(1)     Consent of Bell, Boyd & Lloyd LLC.*

(i)(2)     Consent of Goodwin Procter LLP.*

(j)        Consent of independent public accounting firm.*

(k)        None.

(l)(1)     Initial Capital Agreement - Calamos Convertible Fund.**

(l)(2) Subscription Agreement - Calamos Global Convertible Fund, dated June 11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed June 24, 1996).

(l)(3) Subscription Agreement - Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(4) Subscription Agreement - Calamos Market Neutral Fund and Calamos Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(5) Subscription Agreement - Calamos High Yield Fund, dated July 27, 1999 (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(6) Subscription Agreement - Calamos Value Fund, dated December 28, 2001 (incorporated herein by reference to Exhibit (l)(6) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(l)(7) Subscription Agreement - Calamos Blue Chip Fund, dated September 24, 2003 (incorporated by reference to Exhibit (l)(7) to Post-effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).

(l)(8) Subscription Agreement - Calamos International Growth Fund, dated December 13, 2004, with Calamos Holdings LLC (incorporated herein by reference to Exhibit (l)(8) to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed July 28,
           2005).

(l)(9) Subscription Agreement - Calamos International Growth Fund, dated December 13, 2004, with Calamos Partners Inc. (incorporated herein by reference to Exhibit (l)(9) to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed July 28,
           2005).

(m) Amended and Restated Distribution Plan, effective as of December 13, 2004 (incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed July 28, 2005).

(n) Rule 18f-3 Plan, dated August 1, 2000 (incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31,
           2001).

(o)        [Item Omitted].

(p) Code of Ethics of Registrant, its investment adviser, distributor and affiliated entities, dated June 30, 2005.*

(q)        Powers of Attorney.

----------
*    To be filed by amendment.

** No subscription agreement has been filed with respect to Calamos Convertible Fund because such series was operational prior to the effective date of the Registrant's initial Registration Statement on Form N-1A.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

     The information in the prospectus, under the captions "Who Manages the Funds?" and in the Statement of Additional Information under the caption "Management" and "Certain Shareholders" is incorporated herein by reference.

ITEM 25. INDEMNIFICATION.

     Article VI of the Second Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct").

     A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or
(b) an independent legal counsel in a written opinion.

     Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.

     The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISOR.

     The information in the Statement of Additional Information under the caption "Management - Trustees and Officers" is incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) Calamos Financial Services LLC ("CFS") serves as principal underwriter for the Calamos Investment Trust and the Calamos Advisors Trust.

(b) Information on the officers and directors of CFS is set forth below. The principal business address is 2020 Calamos Court, Naperville, Illinois 60563.

         (1)
 NAME AND PRINCIPAL                   (2)                             (3)
  BUSINESS ADDRESS           POSITIONS AND OFFICES           POSITIONS AND OFFICES
     (SEE ABOVE)                WITH UNDERWRITER                WITH REGISTRANT
--------------------   ---------------------------------   ------------------------
John P. Calamos, Sr.   President and Chief Executive       President and Principal
                       Officer                             Executive Officer

Nick P. Calamos        Senior Executive Vice President     Vice President

John P. Calamos, Jr.   Executive Vice President            None

Patrick H. Dudasik     Executive Vice President, Chief     Vice President and
                       Financial Officer, and              Principal Financial

         (1)
 NAME AND PRINCIPAL                   (2)                             (3)
  BUSINESS ADDRESS           POSITIONS AND OFFICES           POSITIONS AND OFFICES
     (SEE ABOVE)                WITH UNDERWRITER                WITH REGISTRANT
--------------------   ---------------------------------   ------------------------
                       Treasurer                           Officer

James S. Hamman, Jr.   Executive Vice President, General   Secretary
                       Counsel, and Secretary

Bruce Innes            Senior Vice President               None

Nimish Bhatt           None                                Treasurer

Dave Butler            Vice President                      None

Geoff Frankenthal      Vice President                      None

Derek Olsen            Vice President                      None

Bonnie Belskis         Vice President                      None

Mark Mickey            None                                Chief Compliance Officer

(c) There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment manager, Calamos Advisors LLC, and Calamos Financial Services LLC, the Registrant's principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the custodian, Bank of New York, 90 Washington Street, New York, NY 10286, or at the offices of the transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

ITEM 29. MANAGEMENT SERVICES.

     None.

ITEM 30. UNDERTAKINGS.

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Naperville, and State of Illinois on the 30th day of May, 2006.

                                        CALAMOS INVESTMENT TRUST


                                        By /s/ John P. Calamos
                                           -------------------------------------
                                           John P. Calamos
                                           President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

                 Name                               Title                    Date
                 ----                               -----                    ----


/s/ John P. Calamos                     Trustee and President         )
-------------------------------------   (principal executive officer) )
John P. Calamos                                                       )
                                                                      )
                                                                      )
/s/ Nick P. Calamos                     Trustee                       )
-------------------------------------
Nick P. Calamos                                                       )
                                                                      )
                                                                      )
/s/ Joe F. Hanauer                  *   Trustee                       )
-------------------------------------
Joe F. Hanauer                                                        )
                                                                      )
                                                                      )
/s/ Weston W. Marsh                 *   Trustee                       )
-------------------------------------
Weston W. Marsh                                                       )
                                                                      )      May 30, 2006
                                                                      )
/s/ John E. Neal                    *   Trustee                       )
-------------------------------------
John E. Neal                                                          )
                                                                      )
                                                                      )
/s/ William Rybak                   *   Trustee                       )
-------------------------------------
William Rybak                                                         )
                                                                      )
                                                                      )
/s/ Stephen B. Timbers              *   Trustee                       )
-------------------------------------
Stephen B. Timbers                                                    )
                                                                      )
                                                                      )
/s/ David D. Tripple                *   Trustee                       )
-------------------------------------
David D. Tripple                                                      )
                                                                      )
                                                                      )
/s/ Patrick Dudasik                     Vice President                )
-------------------------------------   (principal financial and      )
Patrick Dudasik                         accounting officer)           )

* James S. Hamman Jr. signs this document pursuant to powers of attorney filed herewith.

                                        By /s/ James S. Hamman Jr.
                                           -------------------------------------
                                           James S. Hamman Jr.
                                           Secretary

                                  EXHIBIT INDEX

(q)  Powers of Attorney.


                                       12